Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and related expenses			$ 50,957		$ 59,850
Dividends payable	$ 805		2,534		18,929
Income taxes payable			2,997		4,353
Other tax liabilities			16,184		13,540
Contingent consideration			4,538		25,194
Accrued expenses			51,695		55,774
Other liabilities	42,218		56,840		58,393
Accrued expenses and other liabilities	$ 183,395	[1]	$ 185,745	[1]	$ 236,033

[1]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).